Loans, Financings and Debentures - Summary of Loans Financing and Debentures (Parenthetical) (Detail) - Banco do Brasil (Cemig GT) [member] - Debt in Foreign Currency [member] - Various [member]	12 Months Ended
Dec. 31, 2018
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	2.00%
Libor plus spreadrate	0.81%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	8.00%
Libor plus spreadrate	0.88%